Segment Information (Total Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 898,764	$ 877,933
Separate account assets	195,578	187,152
Separate account liabilities	195,578	187,152
U.S.
Segment Reporting Information [Line Items]
Total assets	253,683	237,858
Separate account assets	85,950	79,540
Separate account liabilities	85,950	79,540
Asia
Segment Reporting Information [Line Items]
Total assets	120,656	113,895
Separate account assets	8,020	8,964
Separate account liabilities	8,020	8,964
Latin America
Segment Reporting Information [Line Items]
Total assets	67,233	64,808
Separate account assets	48,455	46,061
Separate account liabilities	48,455	46,061
EMEA
Segment Reporting Information [Line Items]
Total assets	25,596	26,767
Separate account assets	4,329	3,996
Separate account liabilities	4,329	3,996
MetLife Holdings
Segment Reporting Information [Line Items]
Total assets	184,276	187,677
Separate account assets	48,823	48,590
Separate account liabilities	48,823	48,590
Corporate & Other
Segment Reporting Information [Line Items]
Total assets	247,320	246,928
Separate account assets	1	1
Separate account liabilities	$ 1	$ 1